                            ONE GROUP(R) MUTUAL FUNDS

November 1, 1999

Filing Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re: One Group Mutual Funds (the "Trust") (File No. 2-95973 and 811-4236); on behalf of each of its series (the "Funds"); Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A

                            RULE 497(J) CERTIFICATION
                            -------------------------

         Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the forms of prospectuses that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 51 filed on October 22, 1999 and effective on November 1, 1999, pursuant to Rule 485(b). The text of Post-Effective Amendment No. 51 was filed electronically.


                               ONE GROUP(R)  MUTUAL FUNDS
                               Registrant


                               /s/ Mark S. Redman
                               --------------------------------------
                               Mark S. Redman, President

                               By: /s/ Alan G. Priest
                                  -----------------------------------
                                  Alan G. Priest, As Attorney-In-Fact
                                  Pursuant to Power of Attorney filed herewith

                                POWER OF ATTORNEY
                                -----------------


         Mark S. Redman, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each and individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The One Group(R) (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Group any and all amendments to the Group's registration Statement as filed with the Securities and Exchange Commission under said Acts and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  May 21, 1998                            /s/  Mark S. Redman
                                                -------------------
                                                Mark S. Redman


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